LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.89%
INVESTMENT COMPANIES–96.89%
Equity Funds–68.45%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	5,401,913	$237,559,907
LVIP Baron Growth Opportunities Fund	782,579	43,239,052
LVIP Channing Small Cap Value Fund	1,209,154	16,330,841
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,882,448	45,701,212
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,795,816	70,886,953
LVIP MFS Value Fund	4,591,450	253,718,944
LVIP SSGA Mid-Cap Index Fund	3,020,110	39,865,451
LVIP SSGA Nasdaq-100 Index Fund	738,635	11,896,461
LVIP SSGA S&P 500 Index Fund	9,396,100	302,789,328
LVIP SSGA Small-Cap Index Fund	765,555	26,861,013
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,338,423	68,237,531
LVIP Wellington SMID Cap Value Fund	4,082,543	100,712,246
		1,217,798,939
Fixed Income Funds–28.20%
*Lincoln Bain Capital Total Credit Fund	2,178,216	21,956,415
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	472,822	4,515,920
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Core Bond Fund	5,666,696	$66,107,676
LVIP JPMorgan Core Bond Fund	28,453,547	283,255,062
LVIP JPMorgan High Yield Fund	1,786,547	17,876,187
LVIP SSGA Bond Index Fund	10,696,986	107,975,382
		501,686,642
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	529,292	4,189,348
		4,189,348
Total Affiliated Investments (Cost $1,355,918,155)		1,723,674,929

UNAFFILIATED INVESTMENT–2.82%
INVESTMENT COMPANY–2.82%
Money Market Fund–2.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	50,096,225	50,096,225
Total Unaffiliated Investment (Cost $50,096,225)		50,096,225

TOTAL INVESTMENTS–99.71% (Cost $1,406,014,380)	1,773,771,154
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	5,243,140
NET ASSETS APPLICABLE TO 140,302,749 SHARES OUTSTANDING–100.00%	$1,779,014,294

✧✧Standard Class shares.
*Class I shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
80	CME E-mini Russell 2000 Index Futures	$10,048,800	$9,986,747	6/18/26	$62,053	$—
106	CME E-mini S&P 500 Index Futures	34,824,975	35,438,670	6/18/26	—	(613,695)
38	CME E-mini S&P MidCap 400 Index Futures	12,906,700	12,782,579	6/18/26	124,121	—
Total Futures Contracts					$186,174	$(613,695)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.89%@
Equity Funds-68.45%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$252,910,221	$17,721,122	$8,190,850	$(230,490)	$(24,650,096)	$237,559,907	5,401,913	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	45,257,328	5,244,093	1,452,278	(398,591)	(5,411,500)	43,239,052	782,579	—	—
✧✧LVIP Channing Small Cap Value Fund	18,622,023	8,241	3,453,636	1,110,431	43,782	16,330,841	1,209,154	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	44,295,610	5,339,423	1,495,333	(26,206)	(2,412,282)	45,701,212	2,882,448	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	76,270,217	33,450	7,240,288	1,424,972	398,602	70,886,953	4,795,816	—	—
✧✧LVIP MFS Value Fund	274,620,746	119,580	24,903,435	2,148,672	1,733,381	253,718,944	4,591,450	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	42,940,237	18,907	4,327,639	501,462	732,484	39,865,451	3,020,110	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	12,564,406	500,225	406,638	63,922	(825,454)	11,896,461	738,635	—	—
✧✧LVIP SSGA S&P 500 Index Fund	323,406,514	3,736,149	10,351,840	2,994,187	(16,995,682)	302,789,328	9,396,100	—	—
✧✧LVIP SSGA Small-Cap Index Fund	29,271,595	12,847	2,805,764	715,285	(332,950)	26,861,013	765,555	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	71,480,748	3,305,534	2,341,073	(162,911)	(4,044,767)	68,237,531	2,338,423	—	—
✧✧LVIP Wellington SMID Cap Value Fund	112,558,443	48,721	15,038,620	1,114,448	2,029,254	100,712,246	4,082,543	—	—
Fixed Income Funds-28.20%@
*Lincoln Bain Capital Total Credit Fund	22,152,455	—	—	—	(196,040)	21,956,415	2,178,216	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,051,301	3,531	4,625,725	(380,941)	467,754	4,515,920	472,822	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	67,020,801	1,199,495	2,143,563	(901)	31,844	66,107,676	5,666,696	—	—
✧✧LVIP JPMorgan Core Bond Fund	286,974,943	5,483,893	9,184,208	(33,191)	13,625	283,255,062	28,453,547	—	—
✧✧LVIP JPMorgan High Yield Fund	18,333,944	300,864	728,534	5,742	(35,829)	17,876,187	1,786,547	—	—
✧✧LVIP SSGA Bond Index Fund	109,627,901	2,407,750	4,063,985	(365,091)	368,807	107,975,382	10,696,986	—	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	4,495,552	2,019	390,603	56,650	25,730	4,189,348	529,292	—	—
Total	$1,821,854,985	$45,485,844	$103,144,012	$8,537,449	$(49,059,337)	$1,723,674,929		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP U.S. Growth Allocation Managed Risk Fund–3